Other current and non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Schedule of Breakdown for Other Current Liabilities
The following table provides a breakdown for other current and non-current liabilities:

	At December 31,
(€ thousands)	2024	2023
Due to employees	52,177	90,864
VAT and other taxes	31,228	25,100
Accrued expenses	36,432	28,512
Social security institutions	14,202	21,260
Deferred income	8,107	9,790
Other current liabilities	16,526	29,487
Total other current liabilities	158,672	205,013
Other non-current liabilities	—	9,689
Total other non-current liabilities	—	9,689